Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	25 Months Ended	26 Months Ended	31 Months Ended	34 Months Ended	53 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000219258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.86%						1.14%
C000225367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.01%						1.13%
C000238207 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.04%					9.39%
C000239899 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.09%				7.50%
C000242803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.50%			8.11%
C000242862 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.26%		3.30%
C000246586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.59%	5.17%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.00%		2.15%				(0.12%)
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	4.00%			4.63%	4.06%	4.69%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	4.69%
Bloomberg Custom Blend Benchmark C000219258 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.75%)						0.89%
Bloomberg Custom Blend Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Custom Blend Benchmark
Average Annual Return, Percent	1.98%						0.69%
Bloomberg Municipal High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	(0.86%)						1.05%
Bloomberg Custom Blend Muni Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Custom Blend Muni Index
Average Annual Return, Percent
Bloomberg Municipal 3 10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3-10 Year Index
Average Annual Return, Percent	3.44%						0.65%
Morningstar LSTA Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent	7.50%					9.92%
J P Morgan Collateralized Loan Obligation AAA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Collateralized Loan Obligation AAA Index
Average Annual Return, Percent	5.97%				7.32%
Bloomberg California Municipal 0 2 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal 0-2 Year Index
Average Annual Return, Percent	3.24%		3.26%